Revenues	12 Months Ended
Dec. 31, 2023
Revenues
Revenues

4.Revenues

The following table presents the Company’s revenues disaggregated by revenue category.

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Revenue
On-demand delivery solution services	3,828,956	3,638,729	3,412,802	480,683
Mobility service solutions	110,168	108,081	233,837	32,935
Housekeeping services	79,735	72,576	48,670	6,855
Others	6,420	992	7,078	997
Total revenues	4,025,279	3,820,378	3,702,387	521,470